Exhibit 99.1

Servicer’s Certificate

for the Collection Period December 01, 2025 through January 31, 2026 for Payment Date of February 17, 2026

Toyota Auto Receivables 2026-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	62	30/360 Days	24
Interest Accrual Period	27	Actual/360 Days	27

Class	Initial Principal Balance	Final Scheduled Payment Date	Beginning Principal Balance	Beginning Principal Factor	First Priority Principal Distribution Amount	Second Priority Principal Distribution Amount	Regular Principal Distribution Amount	Ending Principal Balance	Ending Principal Factor

A-1	$383,000,000.00	1/15/27	$383,000,000.00	1.0000000	$70,903,595.40	$47,500,000.00	$16,150,000.31	$248,446,404.29	0.6486851
A-2a	$470,000,000.00	12/15/28	$470,000,000.00	1.0000000	$0.00	$0.00	$0.00	$470,000,000.00	1.0000000
A-2b	$202,800,000.00	12/15/28	$202,800,000.00	1.0000000	$0.00	$0.00	$0.00	$202,800,000.00	1.0000000
A-3	$672,800,000.00	9/16/30	$672,800,000.00	1.0000000	$0.00	$0.00	$0.00	$672,800,000.00	1.0000000
A-4	$123,900,000.00	7/15/31	$123,900,000.00	1.0000000	$0.00	$0.00	$0.00	$123,900,000.00	1.0000000
B	$47,500,000.00	8/16/32	$47,500,000.00	1.0000000	$0.00	$0.00	$0.00	$47,500,000.00	1.0000000

Total	$1,900,000,000.00		$1,900,000,000.00		$70,903,595.40	$47,500,000.00	$16,150,000.31	$1,765,446,404.29	0.9291823

Class	Interest Rate	Interest Distributable Amount	Prior Interest Carryover	Interest Distribution Amount	Current Interest Carryover	Total Principal & Interest Distribution

A-1	3.78000%	$1,085,805.00	$0.00	$1,085,805.00	$0.00	$135,639,400.71
A-2a	3.80000%	$1,190,666.67	$0.00	$1,190,666.67	$0.00	$1,190,666.67
A-2b	4.03200%	$613,267.20	$0.00	$613,267.20	$0.00	$613,267.20
A-3	3.86000%	$1,731,338.67	$0.00	$1,731,338.67	$0.00	$1,731,338.67
A-4	3.97000%	$327,922.00	$0.00	$327,922.00	$0.00	$327,922.00
B		$0.00	$0.00	$0.00	$0.00	$0.00

Total		$4,948,999.54	$0.00	$4,948,999.54	$0.00	$139,502,595.25

 Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$4,750,000.09	Beginning Period Amount	$95,353,639.29
Specified Reserve Account Amount	$4,750,000.09	Increase/(Decrease)	$(8,608,090.34)
Beginning Balance	$4,750,000.09	Ending Period Amount	$86,745,548.95
Withdrawals	$0.00
Amount Available for Deposit	$19,060,170.66	Overcollateralization
Amount Deposited to the Reserve Account	$0.00
Reserve Account Balance Prior to Release	$4,750,000.09	Adjusted Pool Balance	$1,781,596,404.60
Reserve Account Required Amount	$4,750,000.09	Total Note Balance	$1,765,446,404.29
Reserve Account Release to Seller	$0.00	Ending Overcollateralization Amount	$16,150,000.31
Ending Reserve Account Balance	$4,750,000.09	Overcollateralization Target Amount	$16,150,000.31

Servicer’s Certificate

for the Collection Period December 01, 2025 through January 31, 2026 for Payment Date of February 17, 2026

Toyota Auto Receivables 2026-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	62	30/360 Days	24
Interest Accrual Period	27	Actual/360 Days	27

 Liquidations of Charge-offs and Repossessions

		Cumulative

	Current Period Only	Current Period	Prior Period	Two Periods Prior	Three Periods Prior

Number of Liquidated Receivables	3	3	0	0	0
Gross Principal of Liquidated Receivables	$204,752.32	$204,752.32	$0.00	$0.00	$0.00
Principal of Repurchased Contracts, previously charged-off	$0.00	$0.00	$0.00	$0.00	$0.00
Net Liquidation Proceeds Received During the Collection Period	$(153,477.47)	$(153,477.47)	$0.00	$0.00	$0.00
Recoveries on Previously Liquidated Contracts	$0.00	$0.00	$0.00	$0.00	$0.00

Net Credit Losses	$51,274.85	$51,274.85	$0.00	$0.00	$0.00
Charge-off Rate (Number of Liquidated Receivables / Initial number of accounts in the pool)		0.00455%	0.00000%	0.00000%	0.00000%
Number of Accounts with Liquidation Proceeds or Recoveries		3	0	0	0
Ratio of Aggregate Net Losses to Average Portfolio Balance		0.00265%	0.00000%	0.00000%	0.00000%
Number of Assets Experiencing a Net Loss		3	0	0	0
Net Credit Losses for Assets Experiencing a Loss		$51,274.85	$0.00	$0.00	$0.00
Average Net Loss on all assets that have Experienced a Net Loss		$17,091.62	$0.00	$0.00	$0.00
Cumulative Net Loss Ratio		0.00257%	0.00000%	0.00000%	0.00000%
Repossessed in Current Period	18 vehicles

 Pool Data

	Original	Prior Month	Current Month

Receivables Pool Balance	$1,995,353,675.63	$1,995,353,675.63	$1,868,341,953.55
Number of Contracts	65,867	65,867	63,809
Weighted Average APR	5.68%	5.68%	5.68%
Weighted Average Remaining Term (Months)	54.92	54.92	53.12

Servicer’s Certificate

for the Collection Period December 01, 2025 through January 31, 2026 for Payment Date of February 17, 2026

Toyota Auto Receivables 2026-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	62	30/360 Days	24
Interest Accrual Period	27	Actual/360 Days	27

 Collections

Principal Payments Received	$80,756,174.32
Prepayments in Full	$46,040,291.79
Interest Payments Received	$18,776,532.55
Aggregate Net Liquidation Proceeds	$153,477.47
Interest on Repurchased Contracts	$1,375.28

Total Collections	$145,727,851.41
Principal of Repurchased Contracts	$10,503.65
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00

Total Repurchased Amount	$10,503.65

Total Available Collections	$145,738,355.06

 Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$3,325,589.46	$3,325,589.46	$0.00
Trustee and Other Fees/Expenses (capped at $300,000.00 per calendar year)
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Interest - Class A-1 Notes	$1,085,805.00	$1,085,805.00	$0.00
Interest - Class A-2a Notes	$1,190,666.67	$1,190,666.67	$0.00
Interest - Class A-2b Notes	$613,267.20	$613,267.20	$0.00
Interest - Class A-3 Notes	$1,731,338.67	$1,731,338.67	$0.00
Interest - Class A-4 Notes	$327,922.00	$327,922.00	$0.00
First Priority Principal Distribution Amount	$70,903,595.40	$70,903,595.40	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$47,500,000.00	$47,500,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$16,150,000.31	$16,150,000.31	$0.00
Additional Trustee and Other Fees/Expenses
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Excess Amounts to the Certificateholder	$2,910,170.35	$2,910,170.35	N/A

Servicer’s Certificate

for the Collection Period December 01, 2025 through January 31, 2026 for Payment Date of February 17, 2026

Toyota Auto Receivables 2026-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	62	30/360 Days	24
Interest Accrual Period	27	Actual/360 Days	27

 Noteholder Distributions

	Interest Distributed	Per $1000 of Original Balance	Principal Distributed	Per $1000 of Original Balance	Amount Distributed	Per $1000 of Original Balance

Class A-1 Notes	$1,085,805.00	$2.84	$134,553,595.71	$351.31	$135,639,400.71	$354.15
Class A-2a Notes	$1,190,666.67	$2.53	$0.00	$0.00	$1,190,666.67	$2.53
Class A-2b Notes	$613,267.20	$3.02	$0.00	$0.00	$613,267.20	$3.02
Class A-3 Notes	$1,731,338.67	$2.57	$0.00	$0.00	$1,731,338.67	$2.57
Class A-4 Notes	$327,922.00	$2.65	$0.00	$0.00	$327,922.00	$2.65
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

 Delinquent and Repossessed Contracts

	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance

30-59 Days Delinquent	0.36%	232	0.41%	$7,703,503.12
60-89 Days Delinquent	0.07%	43	0.09%	$1,656,836.40
90-119 Days Delinquent	0.01%	6	0.01%	$179,084.14
120 or more Days Delinquent	0.00%	0	0.00%	$0.00

Total Delinquencies	0.44%	281	0.51%	$9,539,423.66

Total Delinquencies - Prior Period	0.00%		0.00%
Total Delinquencies - Two Months Prior	0.00%		0.00%
Total Delinquencies - Three Months Prior	0.00%		0.00%

Receivables Pool Balance	$1,868,341,953.55
60-Day Delinquency Percentage	0.10%
Delinquency Trigger Percentage	5.10%
Has a Delinquency Trigger occurred in this Collection Period?	No

Repossessed Vehicle Inventory*	18 vehicles
* Included with Delinquencies Above

Servicer’s Certificate

for the Collection Period December 01, 2025 through January 31, 2026 for Payment Date of February 17, 2026

Toyota Auto Receivables 2026-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Credit Risk Retention

On the Closing Date, Toyota Auto Finance Receivables LLC retained $19,150,000 of the Class A-1 Notes, $23,500,000 of the Class A-2a Notes, $10,140,000 of the Class A-2b Notes, $33,640,000 of the Class A-3 Notes, $6,195,000 of the Class A-4 Notes, $47,500,000 of the Class B Notes and 100% of the Certificate.

Servicer’s Certificate

for the Collection Period December 01, 2025 through January 31, 2026 for Payment Date of February 17, 2026

Toyota Auto Receivables 2026-A Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

I hereby certify to the best of my knowledge that the report provided is true and correct.

/s/ Stephen Bishop
Name:	Stephen Bishop
Title:	General Manager - Treasury